CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	¥ (1,139,460)	¥ (5,790,264)	¥ (10,375,775)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	1,804,658	1,571,754	1,645,760
Amortization of intangible assets	567,390	537,669	230,501
Amortization of right-of-use assets	540,068	413,349	182,195
Amortization of land use rights	75,819	49,868	48,828
Loss of disposal of property, plant and equipment	25,967	21,787	4,863
Loss of disposal of intangible assets	651	74	409
Impairment of property, plant and equipment	109,471	137,519	81,814
Impairment of intangible assets	885	0	8,712
Current expected credit loss of accounts receivable	66,205	20,328	18,222
Current expected credit loss (gain) of installment payment receivables	63,195	(16,651)	47,352
Current expected credit loss (gain) of other current assets	(3,102)	1,895	4,783
Inventory write-downs	555,368	943,734	1,054,711
Exchange (gain) loss from foreign currency transactions	(285,998)	49,543	(97,080)
Interest income	(168,325)	(40,244)	(352,179)
Share-based compensation	564,327	473,655	550,535
Fair value loss on derivative assets or derivative liabilities	0	0	410,417
Fair value (gain) loss on derivative liability relating to the contingent consideration	117,305	(234,245)	(29,339)
Investment loss (gain) on long-term investments	(500,533)	261,991	224,364
Share of results of equity method investees	(30,928)	29,069	(54,740)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts and notes receivable	386,507	246,259	1,138,408
Inventory	(5,772,107)	(1,060,210)	(2,358,763)
Amounts due from related parties	(58,505)	(30,766)	34,176
Prepayments and other current assets	(2,188,536)	(321,139)	329,654
Other non-current assets	(34,424)	(40,163)	150,944
Accounts payable	2,820,090	1,690,441	6,189,745
Notes payable	11,262,828	(820,391)	1,766,188
Deferred tax liabilities	(11,579)	(62,086)	18,797
Deferred revenue	570,644	798,492	216,694
Operating lease liabilities	(535,095)	(405,680)	(172,612)
Accruals and other liabilities	3,443,333	1,533,014	1,089,108
Other non-current liabilities	(904,361)	95,322	443,545
Installment payment receivables	(3,105,097)	(2,080,971)	(1,473,594)
Amounts due to related parties	(8,300)	5,933	1,433
Income taxes payable	30,168	8,771	(21,912)
Net cash provided by (used in) operating activities	8,258,529	(2,012,343)	956,164
Cash flows from investing activities
Maturity (Placement) of short-term deposits	1,206,328	(2,984,153)	5,441,363
Maturity (Placement) of short-term investments	(2,305,091)	62,799	524,172
(Placement) Maturity of long-term deposits	(2,192,304)	5,179,690	(2,548,847)
Placement of restricted short-term deposits	(619,100)	(588,000)	(1,010,000)
Maturity of restricted short-term deposits	433,100	558,000	1,010,000
Placement of restricted long-term deposits	(550,000)	(1,100,000)	(580,000)
Purchase of property, plant and equipment	(3,155,865)	(2,226,111)	(2,096,326)
Receipt of government subsidy related to assets	60,543	19,200	111,944
Purchase of intangible assets	(191,192)	(196,901)	(124,838)
Disposal of property, plant and equipment	52,431	169,539	8,380
Purchase of land use rights	0	(4,925)	(90,341)
Disposal of long-term investments	82,357	0	0
Cash paid for long-term investments	(103,016)	(144,237)	(188,681)
Cash acquired relating to a business combination	0	0	684,214
Cash paid for an asset acquisition, net of cash acquired	0	0	(509,872)
Purchase of retained asset-backed notes and securities	(80,250)	0	0
Proceeds from maturities of retained asset-backed notes and securities	27,577	0	0
Net cash used in investing activities	(7,334,482)	(1,255,099)	631,168
Cash flows from financing activities
Proceeds from issuance of ordinary shares to Volkswagen Group	0	0	5,019,599
Proceeds from borrowings	8,870,092	10,718,107	8,271,823
Repayments of borrowings	(8,293,531)	(9,489,570)	(5,162,232)
Repayments of amounts to a related party	0	(27,449)	0
Repayment of debt from third party investors	0	(500,000)	0
Repayments of finance lease liabilities	(61,801)	(31,767)	(113,943)
Net cash provided by financing activities	514,760	669,321	8,015,247
Effects of exchange rate changes on cash, cash equivalents and restricted cash	222,632	35,736	(14,576)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,661,439	(2,562,385)	9,588,003
Cash, cash equivalents and restricted cash at beginning of the year	21,739,664	24,302,049	14,714,046
Cash, cash equivalents and restricted cash at end of the year	23,401,103	21,739,664	24,302,049
Supplemental disclosure of cash flows information
Cash paid for interest, net of amounts capitalized	(503,740)	(465,031)	(306,656)
Cash paid for income taxes, net of refunds	(17,259)	(33,635)	(25,727)
Acquisition of property, plant and equipment included in liabilities	2,282,932	1,799,882	1,723,130
Cash acquired relating to a business combination	0	0	684,214
Cash paid for an asset acquisition	0	0	(710,479)
Cash acquired relating to an asset acquisition	0	0	200,607
Supplemental disclosure of non-cash investing activities:
Ordinary shares issued for the acquisition of DiDi's smart auto business	0	0	3,087,849
Fair value of contingent consideration relating to the acquisition of DiDi's smart auto business	¥ 0	¥ 0	¥ 694,357